2 SIGNIFICANT ACCOUNTING POLICIES: Intangible Assets: Disclosure of detailed information about intangible assets (Details)	12 Months Ended
Dec. 31, 2018
Software platform
Useful lives or amortisation rates, intangible assets other than goodwill	5 years
Amortisation method, intangible assets other than goodwill	Straight-line
Acquired intellectual property
Useful lives or amortisation rates, intangible assets other than goodwill	5 years
Amortisation method, intangible assets other than goodwill	Straight-line
Acquired customer relationships
Useful lives or amortisation rates, intangible assets other than goodwill	5 years
Amortisation method, intangible assets other than goodwill	Straight-line
Acquired music label contracts
Useful lives or amortisation rates, intangible assets other than goodwill	5 years
Amortisation method, intangible assets other than goodwill	Straight-line